PREPAYMENTS AND OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current portion:
Prepayments for licensed copyrights	$ 3,236	20,163	5,290
Prepayments for jointly produced content	3,349	20,862
Deposits and prepaid rental fees	1,962	12,225	1,980
Prepaid expenses for bandwidth			1,387
Prepaid server maintenance fees			1,595
Others	1,871	11,659	6,580
Prepayments and other assets, current	10,418	64,909	16,832
Non-current portion:
Prepayments for licensed copyrights	30,125	187,682	137,807
Deposits for copyrights and rental fees	3,902	24,310	5,896
Others	2,760	17,193	689
Prepayments and other assets, non-current	$ 36,787	229,185	144,392